Land-Use Rights, Net (Tables) - Land-Use Rights [Member]	12 Months Ended
Dec. 31, 2024
Land-Use Rights, Net (Tables) [Line Items]
Schedule of Land-Use Rights, Net

Land-use rights, net, consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Land-use rights	$821,997	$845,083
Less: accumulated amortization	(216,654)	(194,896)
Land-use rights, net	$605,343	$650,187

Schedule of Estimated Future Amortization Expenses

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2025	$27,008
Fiscal year 2026	27,008
Fiscal year 2027	27,008
Fiscal year 2028	27,008
Fiscal year 2029	27,008
Thereafter	470,303
Total	$605,343